Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Turnover	£ 30,186	£ 27,889	£ 23,923
Cost of sales	(10,342)	(9,290)	(8,853)
Gross profit	19,844	18,599	15,070
Selling, general and administration	(9,672)	(9,366)	(9,232)
Research and development	(4,476)	(3,628)	(3,560)
Royalty income	356	398	329
Other operating income/(expense)	(1,965)	(3,405)	7,715
Operating profit	4,087	2,598	10,322
Finance income	65	72	104
Finance expense	(734)	(736)	(757)
Profit on disposal of interest in associates	94		843
Share of after tax profits of associates and joint ventures	13	5	14
Profit before taxation	3,525	1,939	10,526
Taxation	(1,356)	(877)	(2,154)
Profit after taxation for the year	2,169	1,062	8,372
Profit/(loss) attributable to non-controlling interests	637	150	(50)
Profit attributable to shareholders	1,532	912	8,422
Profit after taxation for the year	£ 2,169	£ 1,062	£ 8,372
Basic earnings per share (pence)	£ 0.314	£ 0.188	£ 1.743
Diluted earnings per share (pence)	£ 0.310	£ 0.186	£ 1.723